Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity [Abstract]
Schedule of Outstanding Isos and Related Activity Under the 2019 Plan	The following sets forth the outstanding ISOs and related activity under the 2019 Plan for the nine months ended September 30, 2024:
Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	6,178	$157.89	1.85	$—
Forfeited	(167)	$157.89
Outstanding at September 30, 2024	6,011	$157.89	1.11	$—
Exercisable at September 30, 2024	6,011	$157.89	1.11	$—
The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2023 and 2022:
Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	8,470	$157.89	3.82	$—
Forfeited	(333)	$157.89
Outstanding at December 31, 2022	8,137	$157.89	2.78	$—
Exercisable at December 31, 2022	7,847	$157.89	2.76	$—
Forfeited	(1,959)	$157.89
Outstanding at December 31, 2023	6,178	$157.89	1.86	$—
Exercisable at December 31, 2023	6,178	$157.89	1.86	$—
Remaining unvested at December 31, 2023	—	$157.89

Schedule of Stock-Based Compensation Expense Included in the Condensed Consolidated Statements of Operations Related to ISOs Issued	The following table presents stock-based compensation expense included in the condensed consolidated statements of operations related to ISOs issued under the 2019 Plan:
	For the Nine Months Ended September 30,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595
The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:
	For the Twelve Months Ended December 31,
	2023	2022
Cost of Sales	$—	$12,215
Sales and Marketing	—	21,361
General and Administrative	18,595	53,083
Total Share-based Compensation	$18,595	$86,659

Schedule of Summarizes the RSU Activity	The following table summarizes the RSU activity for the nine months ended September 30, 2024:
	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2023	116,944	$157.89
Granted	232,025	$4.00
Forfeited/Canceled/Expired	(105,880)	$157.89
Unvested and Outstanding at September 30, 2024	243,089	$11.00
The following table summarizes the RSU activity for the years ended December 31, 2023 and 2022:
	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2021	105,727	$157.89
Granted	14,015	$157.89
Forfeited/Canceled/Expired	(734)	$157.89
Unvested and Outstanding at December 31, 2022	119,008	$157.89
Granted	—	$157.89
Forfeited/Canceled/Expired	(2,020)	$157.89
Unvested and Outstanding at December 31, 2023	116,988	$157.89

Schedule of Assumption Used in Black-Scholes Option Pricing Model	During the years ended December 31, 2023 and 2022, the assumptions used in the Black-Scholes option pricing model were as follows:
	For the Years Ended December 31,
	2023	2022
Weighted Average Expected Volatility	—	44.32%
Expected Dividends	—	0.00%
Weighted Average Expected Term (in years)	—	5.00
Risk-Free Interest Rate	—	2.14%